OPERATING LEASES - Leases as lessee (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease payments	CAD 744	CAD 811
Minimum lease payments payable	90
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease payments	95	101
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease payments	379	383
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease payments	CAD 270	CAD 327
Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease term	1 year
Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease term	12 years